Note 5 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5.
Property and Equipment

Property and equipment is comprised of:

	September 30, 2017	December 31, 2016
Network and base station equipment	$43,240,042	$42,098,570
Customer premise equipment	35,032,54 8	33,617,085
Information technology	4,879,952	4,859,875
Furniture, fixtures and other	1,713,43 1	1,713,430
Leasehold improvements	1,635,09 0	1,631,322
	86,501,063	83,920,282
Less: accumulated depreciation	74,065,023	68,667,925
Property and equipment, net	$12,436,040	$15,252,357

Depreciation expense for the
three
months ended
September 30, 2017
and
2016
was
$1,633,704
and
$2,574,875,
respectively. Depreciation expense for the
nine
months ended
September 30, 2017
and
2016
was
$5,397,098
and
$7,524,097,
respectively.

Property acquired through capital leases included within the Company
’s property and equipment consists of the following:

	September 30, 2017	December 31, 2016
Network and base station equipment	$2,629,526	$2,620,898
Customer premise equipment	983,770	669,792
Information technology	1,860,028	1,860,028
	5,473,324	5,150,718
Less: accumulated depreciation	4,580,960	4,083,274
Property acquired through capital leases, net	$892,364	$1,067,444

Note
5
-
Property and Equipment

Property and equipment is comprised of:

	As of December 31,
	2016	2015
Network and base station equipment	$42,098,570	$38,351,119
Customer premise equipment	33,617,085	30,910,874
Information technology	4,859,875	4,810,865
Furniture, fixtures and other	1,713,430	1,713,722
Leasehold improvements	1,631,322	1,623,559
	83,920,282	77,410,139
Less: accumulated depreciation	68,667,925	56,174,755
Property and equipment, net	$15,252,357	$21,235,384

Depreciation expense for the years ended
December 31, 2016
and
2015
was
$9,417,612
and
$9,251,311,
respectively.

Property acquired through capital leases included within the Company
’s property and equipment consists of the following:

	As of December 31,
	2016	2015
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	4,083,274	3,114,968
Property acquired through capital leases, net	$1,067,444	$2,035,750